Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table (SCT) Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average SCT Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Millions)	ROIC for Compensation Purposes[5]
					Company TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,096,478	14,415,143	2,496,792	3,176,483	157.95	123.28	472	28.10%
2021	9,213,820	17,818,888	1,978,086	3,241,658	149.83	141.80	276	21.50%
2020	7,077,536	11,078,312	1,936,038	1,600,715	122.93	113.66	206	13.70%

1.	Christopher Mapes was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO ($)
2022	10,096,478	—	(5,505,494)	—	9,824,159	14,415,143
2021	9,213,820	—	(5,250,298)	—	13,855,366	17,818,888
2020	7,077,536	—	(3,916,651)	—	7,917,427	11,078,312

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,496,792	—	(909,123)	—	1,588,814	3,176,483
2021	1,978,086	—	(796,543)	—	2,060,115	3,241,658
2020	1,936,038	(130,493)	(814,714)	—	609,884	1,600,715

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	9,062,694	1,893,469	—	(1,132,004)	—	9,824,159
2021	9,690,680	4,331,611	—	(166,925)	—	13,855,366
2020	6,315,274	2,322,241	—	(720,088)	—	7,917,427

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Un- vested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,455,624	271,916	—	(138,726)	—	1,588,814
2021	1,470,209	599,806	—	(9,900)	—	2,060,115
2020	665,988	36,797	25,136	102,767	(220,804)	609,884

4.	The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.	We determined ROIC for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2022. More information on ROIC for Compensation Purposes can be found in Appendix A. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years

Named Executive Officers, Footnote [Text Block]
1.	Christopher Mapes was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella

Peer Group Issuers, Footnote [Text Block]		The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 10,096,478	$ 9,213,820	$ 7,077,536
PEO Actually Paid Compensation Amount	[1],[2],[3]	14,415,143	17,818,888	11,078,312
Non-PEO NEO Average Total Compensation Amount	[1]	2,496,792	1,978,086	1,936,038
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,176,483	3,241,658	1,600,715
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our GAAP Net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company ROIC for Compensation Purposes

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and Company ROIC for Compensation Purposes (annual results) during the three most recently completed fiscal years.

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Return on Invested Capital (ROIC) for Compensation Purposes
Adjusted earnings before interest, taxes and bonus (EBITB)
Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Adjusted Net Income for Compensation Purposes

Total Shareholder Return Amount	[4]	$ 157.95	149.83	122.93
Peer Group Total Shareholder Return Amount	[4]	123.28	141.80	113.66
Net Income (Loss)		$ 472,000,000	$ 276,000,000	$ 206,000,000
Company Selected Measure Amount	[5]	28.10	21.50	13.70
PEO Name		Christopher Mapes
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC) for Compensation Purposes
Non-GAAP Measure Description [Text Block]		We determined ROIC for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2022. More information on ROIC for Compensation Purposes can be found in Appendix A. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted earnings before interest, taxes and bonus (EBITB)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income for Compensation Purposes
PEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0
PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,505,494)	(5,250,298)	(3,916,651)
PEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,824,159	13,855,366	7,917,427
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,062,694	9,690,680	6,315,274
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,893,469	4,331,611	2,322,241
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,132,004)	(166,925)	(720,088)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(130,493)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(909,123)	(796,543)	(814,714)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,588,814	2,060,115	609,884
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,455,624	1,470,209	665,988
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		271,916	599,806	36,797
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	25,136
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Un-vested Equity Awards that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(138,726)	(9,900)	102,767
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ (220,804)

[1]	Christopher Mapes was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined ROIC for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2022. More information on ROIC for Compensation Purposes can be found in Appendix A. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years